Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
Fair Value of Financial Instruments
Financial assets and liabilities are measured at fair value, which is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The following is a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value:
— Level 1 — Quoted prices in active markets for identical assets or liabilities.
— Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
— Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
As of September 30, 2013 and December 31, 2012, the Company did not have any assets or liabilities recorded at fair value on a recurring basis.

Fair Value of Financial Instruments
Financial assets and liabilities are measured at fair value, which is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The following is a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.

•
Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
As of December 31, 2012 and 2011, cash and cash equivalents were comprised of cash in checking accounts.
In conjunction with the May 2010 Financing, the Company issued convertible preferred stock with certain embedded derivative features, as well as warrants to purchase various types of convertible preferred stock and units. These instruments were accounted for as derivative liabilities until the Second Waiver Agreement (see Note 4).
The Company used Level 3 inputs for its valuation methodology for the embedded derivative liabilities and warrant derivative liabilities. The estimated fair values were determined using a binomial option pricing model based on various assumptions (see Note 4). The Company’s derivative liabilities were adjusted to reflect estimated fair value at each period end, with any decrease or increase in the estimated fair value being recorded in other income or expense, accordingly, as adjustments to fair value of derivative liabilities.
At December 31, 2012, as a result of the Second Waiver Agreement, the embedded derivatives from the securities issued in the May 2010 Financing which consist of Series C-1[2] Stock, Series C-2[2] Stock and Series D-1[2] Stock were removed, and, as such, the Company’s derivative liabilities from the May 2010 Financing were eliminated.
At December 31, 2011, the estimated fair values of the liabilities measured on a recurring basis are as follows (in thousands):

	Fair Value Measurements at December 31, 2011
	Balance at December 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Embedded derivative liabilities	$3,680	$—	$—	$3,680
Warrant derivative liabilities	11,590	—	—	11,590
Total	$15,270	$—	$—	$15,270

The following table presents the activity for liabilities measured at estimated fair value using unobservable inputs for the years ended December 31, 2012 and 2011 (in thousands):

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Embedded Derivative Liabilities	Warrant Derivative Liabilities	Total
Balance at December 31, 2010	$5,170	$932	$6,102
Adjustments to estimated fair value	(1,150)	10,658	9,508
Decrease of the embedded derivative liabilities for preferred shares converted into common stock	(361)	—	(361)
Reversal of previously accrued dividends	(72)	—	(72)
Dividends paid in Series C-1 Preferred Stock	41	—	41
Accrued dividends payable in Series C-1 Preferred Stock	52	—	52
Balance at December 31, 2011	3,680	11,590	15,270
Adjustments to estimated fair value	834	(3,832)	(2,998)
Reversal of previously accrued dividends	146	—	146
Transfer due to the removal of the derivative features	(4,660)	(7,758)	(12,418)
Balance at December 31, 2012	$—	$—	$—

During the year ended December 31, 2012, the estimated fair value of derivative liabilities decreased by $2,998,000, which was recorded as non-cash other income, and $12,418,000 was reclassified to additional paid-in capital for the estimated fair value of the derivatives. During the year ended December 31, 2011, the estimated fair value of derivative liabilities increased by $9,508,000, which was recorded as non-cash other expense.